Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Other assets-Other / Other liabilities
Carrying value of investment contracts underwritten	¥ 247,503	¥ 258,310
Estimated fair value of investment contracts underwritten	¥ 250,232	¥ 261,039